Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment, Estimated Useful Lives (Details)	Dec. 31, 2025
Electric Generation Equipment [Member]
Schedule of Property, Plant and Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment and Furniture [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment and Furniture [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of useful life or lease term